CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Share capital [Member]		Additional Paid-in Capital [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated Defecit [Member]
Balance at Dec. 31, 2012	$ 98,297	$ 112		$ 197,653	$ (35,768)	$ 1,303	$ (65,003)
Issuance of shares upon exercise of options and warrants	1,896	2		1,894	0	0	0
Stock-based compensation related to options and RSUs granted to employees and non-employees	1,701	0		1,701	0	0	0
Other comprehensive income (loss)	(1,303)	0		0	0	(1,303)	0
Net income (loss)	4,218	0		0	0	0	4,218
Balance at Dec. 31, 2013	104,809	114		201,248	(35,768)	0	(60,785)
Purchase of treasury stock	(5,267)	(3)		0	(5,264)	0	0
Issuance of ordinary shares	29,744	12		29,732	0	0	0
Issuance of shares upon exercise of options and warrants	2,236	2		2,234	0	0	0
Stock-based compensation related to options and RSUs granted to employees and non-employees	2,546	0		2,546	0	0	0
Other comprehensive income (loss)	(261)	0		0	0	(261)	0
Net income (loss)	(86)	0		0	0	0	(86)
Balance at Dec. 31, 2014	133,721	125		235,760	(41,032)	(261)	(60,871)
Purchase of treasury stock	(19,523)	$ (13)		0	(19,510)	0	0
Issuance of shares upon exercise of options and warrants	392		[1]	392	0	0	0
Stock-based compensation related to options and RSUs granted to employees and non-employees	2,373	$ 0		2,373	0	0	0
Other comprehensive income (loss)	124	0		0	0	124	0
Net income (loss)	366	0		0	0	0	366
Balance at Dec. 31, 2015	$ 117,453	$ 112		$ 238,525	$ (60,542)	$ (137)	$ (60,505)

[1]	Representing amount lower the $1.